Note 3 - Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	2012		2011
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$15,488,836	$15,554,085	$7,506,147	$7,520,670
Obligations of states and political subdivisions	51,122,041	53,918,499	46,459,322	49,310,795
Mortgage-backed	104,892,935	107,607,325	92,037,038	94,599,469
Other	501,888	527,856	501,888	525,023

Total	$172,005,700	$177,607,765	$146,504,395	$151,955,957

Unrealized Gain (Loss) on Investments [Table Text Block]
	2012		2011
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$68,479	$3,230	$16,318	$1,795
Obligations of states and political subdivisions	2,863,159	66,701	2,855,507	4,034
Mortgage-backed	2,732,160	17,770	2,570,111	7,680
Other	25,968	-	23,135	-

Total	$5,689,766	$87,701	$5,465,071	$13,509

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized cost	Fair value
Due in one year or less	$2,230,260	$2,262,552
Due after one year through five years	12,626,401	12,793,810
Due after five years through ten years	26,729,021	27,864,985
Due after ten years	129,918,130	134,158,562
Other securities having no maturity date	501,888	527,856

Total	$172,005,700	$177,607,765

Schedule of Unrealized Loss on Investments [Table Text Block]
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2012	Unrealized losses	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value
U.S. Government and agencies	$3,230	$996,770	$-	$-	$3,230	$996,770
Obligations of states and political subdivisions	66,701	5,484,740	-	-	66,701	5,484,740
Mortgage-backed	17,770	7,593,495	-	-	17,770	7,593,495

Total temporarily impaired securities	$87,701	$14,075,005	$-	$-	$87,701	$14,075,005

2011
U.S. Government and agencies	$1,795	$997,970	$-	$-	$1,795	$997,970
Obligations of states and political subdivisions	4,034	1,594,949	-	-	4,034	1,594,949
Mortgage-backed	7,680	2,925,922	-	-	7,680	2,925,922

Total temporarily impaired securities	$13,509	$5,518,841	$-	$-	$13,509	$5,518,841